Investment Strategy - First Eagle Global Income Builder Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve its objective of long-term growth of capital and current income generation, the Global Balanced Fund will normally invest primarily in common stocks of U.S. and foreign companies that offer attractive dividend yields as well as a range of fixed income instruments, including high-yield, below investment grade instruments (commonly referred to as “junk bonds”), investment grade instruments, sovereign debt, from markets in the United States and multiple countries around the world, and in gold and gold-related investments. Under normal market conditions, the Fund pursues a balanced investment strategy that allocates its assets between equity securities and fixed income securities, including gold and certain gold-related investments. The Fund expects to maintain meaningful exposure to each of these asset classes and expects to invest at least 25% of its net assets in equity securities and at least 25% of its net assets in fixed income securities (which, for purposes of this policy, include gold and gold-related fixed income investments), consistent with its “balanced” investment strategy. In recent periods, approximately 55% to 75% of total assets were invested in equity investments and approximately 25% to 30% of total assets were invested in fixed income investments and gold, and the Fund currently expects allocations generally within those ranges to continue under normal market conditions, although such allocations may vary over time and may change in response to market or other conditions. Within these two categories, approximately 5% to 15% of total assets were invested in gold and related investments, although these historical allocations may not be indicative of future allocations. The inclusion of gold and gold-related investments in the Fund's portfolio is intended to provide a further element of asset class diversification, consistent with the Fund's view of a balanced investment strategy. The inclusion of gold and gold-related fixed income investments in the fixed income portion of the Fund's portfolio, although gold is not itself a security or fixed income security, is different from most balanced funds.

Investment decisions for the Global Balanced Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. The Fund may also invest in precious metals other than gold, and futures contracts related to precious metals. Under normal circumstances, the Fund anticipates it will allocate a substantial amount of its assets to income-producing securities. That generally means that approximately 80% or more of the Fund’s net assets (plus any borrowings for investment purposes) will be allocated to such investments, which may include dividend paying equities, both high-yield (below investment grade) and investment grade debt, sovereign bonds, and various short-term debt instruments. The Fund may invest in securities with any maturity or investment rating, as well as unrated securities. The Fund may also invest (typically for hedging purposes) in derivative instruments such as options, futures contracts and options on futures contracts, credit default swaps, and swaps and options on indices.

Additionally, under normal circumstances, the Fund anticipates it will allocate a substantial amount of its assets to foreign investments (including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts). That generally means that approximately 40% or more of the Fund’s net assets (plus any borrowings for investment purposes) will be allocated to foreign investments (unless market conditions are not deemed favorable by the Fund, in which case the Fund expects to invest at least 30% of its net assets (plus any borrowings for investment purposes) in foreign investments). For purposes of these 80%, 40% and 30% of assets allocations, the Fund “counts” relevant derivative positions on investments, and in doing so, values each position at the price at which it is held on the Fund’s books (generally market price, but anticipates valuing each such position for purposes of assessing compliance with this test at notional value).

The investment philosophy and strategy of the Global Balanced Fund can be broadly characterized as a “value” approach, as it generally seeks a “margin of safety” in its investment purchases with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility). With respect to equity investments in particular, a discount to “intrinsic value” is sought even for what appear to be the best of businesses, with a deeper discount demanded for companies that we view as under business model, balance sheet, management or other stresses. “Intrinsic value” is based on our judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets. Investments in debt instruments are made after careful scrutiny of the underlying creditworthiness of the issuer, taking into account such factors as cash flow generation, liquidation value and structural protections. The Global Balanced Fund seeks to own debt instruments that offer an attractive “margin of safety” on principal repayment relative to the total expected return of the security.

The Fund makes some investments through a special purpose trading subsidiary (the “Subsidiary”) and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest in commodities and related instruments (primarily gold bullion and other precious metals and related futures contracts).

For more information about the Global Balanced Fund’s principal investment strategies, please see the More Information about the Fund’s Investments section.